UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®

Investment portfolio

November 30, 2017

unaudited

Bonds, notes & other debt instruments 97.72% U.S. Treasury bonds & notes 53.01% U.S. Treasury 47.73%	Principal?amount (000)	Value (000)
U.S. Treasury 1.125% 2019	$100,000	$99,265
U.S. Treasury 1.125% 2019	75,000	74,501
U.S. Treasury 1.50% 2019	542,500	539,413
U.S. Treasury 1.50% 2019	59,000	58,691
U.S. Treasury 1.625% 2019	197,850	197,379
U.S. Treasury 1.625% 2019	191,650	190,956
U.S. Treasury 1.625% 2019	90,000	89,755
U.S. Treasury 1.75% 2019	44,000	43,979
U.S. Treasury 1.25% 20201	245,500	242,615
U.S. Treasury 1.375% 2020	198,750	196,522
U.S. Treasury 1.375% 2020	150,000	148,247
U.S. Treasury 1.375% 2020	117,156	115,402
U.S. Treasury 1.375% 2020	32,500	32,064
U.S. Treasury 1.375% 2020	21,000	20,786
U.S. Treasury 1.50% 2020	131,700	130,545
U.S. Treasury 1.50% 2020	35,840	35,539
U.S. Treasury 1.625% 2020	80,000	79,318
U.S. Treasury 1.625% 2020	72,000	71,538
U.S. Treasury 1.625% 2020	60,650	60,282
U.S. Treasury 1.75% 2020	365,940	363,942
U.S. Treasury 1.75% 2020	138,920	138,348
U.S. Treasury 2.00% 2020	144,430	144,807
U.S. Treasury 8.75% 2020	15,000	17,518
U.S. Treasury 1.125% 20211	200,000	194,786
U.S. Treasury 1.125% 2021	93,876	90,792
U.S. Treasury 1.125% 2021	42,500	41,200
U.S. Treasury 1.25% 2021	40,000	39,048
U.S. Treasury 1.375% 2021	255,220	250,754
U.S. Treasury 1.375% 2021	50,000	48,932
U.S. Treasury 1.75% 2021	150,000	148,199
U.S. Treasury 2.00% 2021	75,000	74,903
U.S. Treasury 2.00% 2021	26,700	26,621
U.S. Treasury 2.00% 2021	4,000	4,000
U.S. Treasury 3.625% 2021	5,400	5,684
U.S. Treasury 8.00% 2021	20,000	24,543
U.S. Treasury 1.75% 2022	250,000	246,150
U.S. Treasury 1.75% 2022	100,000	98,378
U.S. Treasury 1.75% 2022	23,300	22,976
U.S. Treasury 1.875% 2022	452,001	446,595
U.S. Treasury 1.875% 2022	416,000	411,902
U.S. Treasury 1.875% 2022	190,000	188,231
U.S. Treasury 1.875% 2022	137,612	136,412
U.S. Treasury 1.875% 2022	50,000	49,439
U.S. Treasury 2.00% 2022	678,416	674,257
U.S. Treasury 2.00% 2022	65,635	65,207
U.S. Treasury 1.50% 2023	72,620	70,197

Intermediate Bond Fund of America — Page 1 of 19

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.625% 2023	$64,756	$62,828
U.S. Treasury 2.50% 2023	45,244	45,941
U.S. Treasury 7.125% 2023	15,000	18,662
U.S. Treasury 1.875% 2024	19,500	18,990
U.S. Treasury 2.00% 2024	43,000	42,231
U.S. Treasury 2.00% 2024	40,000	39,306
U.S. Treasury 2.125% 2024	453,625	448,449
U.S. Treasury 2.125% 2024	100,500	99,303
U.S. Treasury 2.125% 2024	85,000	84,097
U.S. Treasury 2.125% 2024	21,800	21,616
U.S. Treasury 2.25% 2024	49,600	49,561
U.S. Treasury 2.25% 2024	13,106	13,058
U.S. Treasury 2.50% 2024	122,000	123,563
U.S. Treasury 2.125% 2025	23,500	23,158
U.S. Treasury 2.00% 2026	41,000	39,654
U.S. Treasury 2.25% 2027	25,000	24,645
U.S. Treasury 2.25% 2027	4,500	4,437
		7,610,117
U.S. Treasury inflation-protected securities 5.28%
U.S. Treasury Inflation-Protected Security 0.125% 20212	110,187	109,484
U.S. Treasury Inflation-Protected Security 0.125% 20242	120,558	118,541
U.S. Treasury Inflation-Protected Security 0.625% 20242	92,700	93,973
U.S. Treasury Inflation-Protected Security 0.625% 20262	103,857	104,636
U.S. Treasury Inflation-Protected Security 0.375% 20272	61,296	60,220
U.S. Treasury Inflation-Protected Security 0.375% 20272	25,221	24,819
U.S. Treasury Inflation-Protected Security 2.125% 20412	1,228	1,567
U.S. Treasury Inflation-Protected Security 0.75% 20422	175,870	171,956
U.S. Treasury Inflation-Protected Security 1.375% 20442	90,002	100,500
U.S. Treasury Inflation-Protected Security 0.75% 20452	14,043	13,589
U.S. Treasury Inflation-Protected Security 1.00% 20462	41,660	42,863
		842,148
Total U.S. Treasury bonds & notes		8,452,265
Corporate bonds & notes 22.11% Financials 5.75%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,080
ACE INA Holdings Inc. 2.875% 2022	1,060	1,072
American Express Co. (3-month USD-LIBOR + 0.59%) 2.036% 20183	15,000	15,034
American Express Co. 2.20% 2020	25,000	24,829
Banco Santander, SA 3.70% 20224	15,000	15,257
Bank of America Corp. 5.75% 2017	5,070	5,070
Bank of America Corp. 5.625% 2020	7,000	7,555
Bank of New York Mellon Corp. 2.60% 2022	25,000	25,117
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,845
Barclays Bank PLC 6.05% 20174	4,140	4,140
Barclays Bank PLC 3.65% 2025	1,250	1,250
Barclays Bank PLC 4.375% 2026	10,000	10,409
BB&T Corp. 1.45% 2019	10,000	9,912
BB&T Corp. 2.625% 2022	15,000	15,058
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,835
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,001
BNP Paribas 5.00% 2021	8,000	8,611

Intermediate Bond Fund of America — Page 2 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
BPCE SA group 5.70% 20234	$2,245	$2,493
BPCE SA group 5.15% 20244	5,300	5,729
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20193,4,5,6,7	6,318	6,318
CBOE Holdings, Inc. 1.95% 2019	12,600	12,538
Crédit Agricole SA 4.375% 20254	3,025	3,166
Credit Suisse Group AG 3.00% 2021	10,500	10,671
Credit Suisse Group AG 3.80% 2022	5,784	5,979
Credit Suisse Group AG 2.997% 20234	17,500	17,317
Danske Bank AS 2.20% 20204	15,000	14,957
DNB ASA 2.375% 20214	20,000	19,914
Goldman Sachs Group, Inc. 2.875% 2021	12,850	12,947
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,873
Goldman Sachs Group, Inc. 2.905% 2023	31,100	30,841
HSBC Holdings PLC 4.00% 2022	2,950	3,097
HSBC Holdings PLC 3.033% 2023	11,100	11,153
HSBC Holdings PLC 3.262% 2023	25,000	25,381
HSBC Holdings PLC 4.30% 2026	6,315	6,710
Intesa Sanpaolo SpA 5.017% 20244	9,345	9,566
JPMorgan Chase & Co. 2.25% 2020	5,000	5,000
JPMorgan Chase & Co. 2.55% 2020	5,980	6,005
Lloyds Banking Group PLC 2.907% 2023	20,000	19,886
MetLife Global Funding I 2.30% 20194	4,720	4,730
MetLife Global Funding I 2.00% 20204	830	825
MetLife Global Funding I 1.95% 20214	17,500	17,176
Metropolitan Life Global Funding I, 1.75% 20184	24,560	24,524
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	20,000	19,848
Morgan Stanley 3.125% 2026	6,570	6,455
New York Life Global Funding 1.55% 20184	10,000	9,976
New York Life Global Funding 1.50% 20194	21,365	21,092
New York Life Global Funding 2.10% 20194	7,000	7,018
New York Life Global Funding 1.95% 20204	12,500	12,384
New York Life Global Funding 1.95% 20204	7,200	7,153
New York Life Global Funding 1.70% 20214	30,000	29,168
Nordea Bank AB 1.875% 20184	8,575	8,574
Nordea Bank AB 1.625% 20194	30,000	29,740
Nordea Bank AB 2.25% 20214	15,000	14,908
PNC Bank 1.70% 2018	25,000	24,934
PNC Bank 2.40% 2019	3,260	3,272
PNC Bank 2.00% 2020	14,250	14,153
PNC Financial Services Group, Inc. 2.854% 2022	5,000	5,046
PRICOA Global Funding I 2.45% 20224	5,120	5,083
QBE Insurance Group Ltd. 2.40% 20184	2,300	2,303
Rabobank Nederland 4.625% 2023	10,000	10,764
Royal Bank of Canada 2.125% 2020	10,000	9,994
Royal Bank of Scotland PLC 3.498% 2023	30,000	30,061
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	21,089
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,854
Standard Chartered PLC 2.10% 20194	5,000	4,973
Sumitomo Mitsui Banking Corp. 2.784% 2022	20,000	19,932
Svenska Handelsbanken AB 1.625% 2018	12,500	12,502
Swedbank AB 2.80% 20224	15,000	15,141
Toronto-Dominion Bank 1.45% 2018	10,000	9,968
Toronto-Dominion Bank 1.90% 2019	10,000	9,961
UniCredit SPA 3.75% 20224	13,650	13,893

Intermediate Bond Fund of America — Page 3 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Unum Group 5.625% 2020	$1,100	$1,189
US Bancorp. 2.05% 2020	20,000	19,923
Wells Fargo & Co. 2.15% 2019	25,000	24,987
Wells Fargo & Co. 2.55% 2020	6,525	6,547
Wells Fargo & Co. 2.625% 2022	15,000	14,897
Wells Fargo & Co. 3.584% 2028	2,500	2,531
		917,184
Health care 3.63%
Abbott Laboratories 2.35% 2019	25,000	25,041
Abbott Laboratories 2.90% 2021	25,000	25,166
AbbVie Inc. 1.80% 2018	18,000	18,000
AbbVie Inc. 2.50% 2020	7,835	7,880
AbbVie Inc. 2.30% 2021	11,500	11,396
AbbVie Inc. 3.60% 2025	625	640
AbbVie Inc. 3.20% 2026	18,050	17,860
Allergan PLC 3.00% 2020	15,355	15,504
Allergan PLC 3.45% 2022	11,400	11,601
Allergan PLC 3.80% 2025	8,000	8,063
Amgen Inc. 1.90% 2019	15,000	14,957
Amgen Inc. 1.85% 2021	9,495	9,267
Amgen Inc. 2.65% 2022	15,000	14,956
Amgen Inc. 2.25% 2023	14,550	14,096
AstraZeneca PLC 2.375% 2022	25,750	25,398
Baxalta Inc. 4.00% 2025	4,990	5,135
Biogen Inc. 2.90% 2020	14,200	14,410
Biogen Inc. 3.625% 2022	6,161	6,384
Boston Scientific Corp. 3.375% 2022	2,000	2,039
Eli Lilly and Co. 1.25% 2018	700	699
EMD Finance LLC 1.70% 20184	18,900	18,897
EMD Finance LLC 2.40% 20204	24,045	24,063
EMD Finance LLC 2.95% 20224	6,365	6,419
Gilead Sciences, Inc. 1.85% 2019	20,655	20,562
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,088
Johnson & Johnson 1.95% 2020	13,005	12,970
Johnson & Johnson 2.625% 2025	18,035	17,950
Medtronic, Inc. 1.70% 2019	50,000	49,814
Merck & Co., Inc. 1.10% 2018	5,250	5,246
Novartis AG 5.125% 2019	6,500	6,735
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 1.675% 20193,4	8,500	8,535
Roche Holdings, Inc. 2.25% 20194	375	376
Roche Holdings, Inc. 2.875% 20214	3,025	3,072
Roche Holdings, Inc. 1.75% 20224	14,665	14,253
Roche Holdings, Inc. 3.35% 20244	15,325	15,825
Shire PLC 1.90% 2019	16,360	16,210
Shire PLC 2.40% 2021	34,980	34,444
Shire PLC 2.875% 2023	9,100	8,916
Teva Pharmaceutical Finance Company BV 2.20% 2021	9,829	9,040
Teva Pharmaceutical Finance Company BV 2.80% 2023	20,000	17,679
Teva Pharmaceutical Finance Company BV 3.15% 2026	15,000	12,535
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,131

Intermediate Bond Fund of America — Page 4 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Zimmer Holdings, Inc. 2.70% 2020	$14,685	$14,706
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,209
		579,167
Consumer discretionary 2.52%
Amazon.com, Inc. 2.40% 20234	20,000	19,780
Amazon.com, Inc. 2.80% 20244	9,000	8,973
Amazon.com, Inc. 3.15% 20274	15,000	15,036
American Honda Finance Corp. 2.60% 2022	12,000	12,009
Bayerische Motoren Werke AG 1.45% 20194	20,000	19,758
Bayerische Motoren Werke AG 2.15% 20204	10,000	9,982
Comcast Corp. 3.15% 2028	10,000	9,890
Daimler Finance North America Holding Corp. 2.70% 20204	7,500	7,558
DaimlerChrysler North America Holding Corp. 1.875% 20184	8,900	8,903
DaimlerChrysler North America Holding Corp. 2.375% 20184	7,000	7,022
DaimlerChrysler North America Holding Corp. 1.50% 20194	15,000	14,826
DaimlerChrysler North America Holding Corp. 2.00% 20214	6,100	5,976
DaimlerChrysler North America Holding Corp. 2.30% 20214	17,500	17,385
Ford Motor Co. 4.346% 2026	20,000	20,855
Ford Motor Credit Co. 2.943% 2019	15,000	15,109
Ford Motor Credit Co. 3.20% 2021	4,150	4,218
Ford Motor Credit Co. 3.339% 2022	5,110	5,180
General Motors Co. 4.20% 2027	7,500	7,639
General Motors Financial Co. 4.00% 2025	7,500	7,653
General Motors Financial Co. 4.30% 2025	3,825	3,961
Hyundai Capital America 2.55% 20204	12,190	12,105
Hyundai Capital America 2.75% 20204	32,950	32,787
Hyundai Capital America 3.25% 20224	15,008	15,015
Hyundai Capital Services Inc. 2.625% 20204	2,090	2,070
McDonald’s Corp. 2.75% 2020	1,850	1,874
McDonald’s Corp. 2.625% 2022	4,365	4,391
Newell Rubbermaid Inc. 3.15% 2021	6,780	6,867
Newell Rubbermaid Inc. 3.85% 2023	12,015	12,469
Newell Rubbermaid Inc. 4.20% 2026	4,885	5,114
Nissan Motor Co., Ltd. 2.60% 20224	10,000	9,904
RCI Banque 3.50% 20184	5,000	5,025
Starbucks Corp. 2.20% 2020	21,760	21,752
Toyota Motor Credit Corp. 1.45% 2018	725	725
Toyota Motor Credit Corp. 1.55% 2019	20,200	20,043
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,000
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,483
Volkswagen International Finance NV 2.125% 20184	10,000	10,001
Walt Disney Co. 2.45% 2022	10,000	9,989
		401,327
Utilities 2.34%
AEP Transmission Company LLC 3.10% 20264	4,470	4,465
American Electric Power Co., Inc. 1.65% 2017	10,000	10,000
American Electric Power Co., Inc. 2.15% 2020	17,900	17,838
Centerpoint Energy, Inc., 2.50% 2022	4,515	4,465
Consolidated Edison, Inc. 2.00% 2020	11,850	11,794
Consumers Energy Co. 2.85% 2022	7,500	7,596
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,982
Duke Energy Corp. 3.75% 2024	8,200	8,562

Intermediate Bond Fund of America — Page 5 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Duke Energy Corp. 2.65% 2026	$2,724	$2,602
Duke Energy Corp. 3.15% 2027	2,500	2,474
E.ON International Finance BV 5.80% 20184	13,000	13,206
Edison International 2.125% 2020	18,000	17,936
Edison International 2.40% 2022	12,625	12,425
Enel Finance International SA 2.75% 20234	14,375	14,158
Enersis Américas SA 4.00% 2026	865	882
Entergy Corp. 4.00% 2022	4,038	4,242
Entergy Louisiana, LLC 3.30% 2022	1,275	1,309
Exelon Corp. 2.45% 2021	12,840	12,804
Exelon Corp. 3.497% 2022	2,185	2,239
FirstEnergy Corp., Series B, 4.25% 2023	13,550	14,224
Iberdrola Finance Ireland 5.00% 20194	5,000	5,218
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,361
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,029
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,000	15,129
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,301
NextEra Energy, Inc. 1.649% 2018	7,500	7,487
Niagara Mohawk Power Corp. 3.508% 20244	6,055	6,258
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,775
Pacific Gas and Electric Co. 3.30% 20274	5,275	5,252
Public Service Co. of Colorado 5.80% 2018	2,250	2,306
Public Service Co. of Colorado 2.25% 2022	7,000	6,913
Public Service Enterprise Group Inc. 1.60% 2019	25,355	24,985
Public Service Enterprise Group Inc. 3.5% 2020	15,467	15,964
Public Service Enterprise Group Inc. 2.00% 2021	8,249	8,035
Public Service Enterprise Group Inc. 2.65% 2022	12,500	12,430
Puget Energy, Inc. 6.50% 2020	3,000	3,327
Southern California Edison Co., 1.845% 20227	2,941	2,919
State Grid Overseas Investment Ltd. 2.75% 20224	30,000	29,843
Teco Finance, Inc. 5.15% 2020	3,000	3,176
Virginia Electric and Power Co. 2.95% 2022	4,662	4,731
Xcel Energy Inc. 2.60% 2022	13,000	12,993
		372,635
Consumer staples 2.12%
Altria Group, Inc. 2.625% 2020	4,775	4,814
Altria Group, Inc. 4.75% 2021	4,000	4,296
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,172
Anheuser-Busch InBev NV 3.65% 2026	10,000	10,275
British American Tobacco PLC 2.297% 20204	23,400	23,292
British American Tobacco PLC 2.764% 20224	46,740	46,401
Coca-Cola Co. 2.20% 2022	2,500	2,484
Colgate-Palmolive Co. 2.25% 2022	21,700	21,495
Costco Wholesale Corp. 2.30% 2022	21,660	21,570
Molson Coors Brewing Co. 1.90% 20194	3,235	3,224
Molson Coors Brewing Co. 2.25% 20204	1,275	1,272
Philip Morris International Inc. 1.875% 2019	2,400	2,399
Philip Morris International Inc. 2.00% 2020	3,915	3,893
Philip Morris International Inc. 2.90% 2021	8,850	8,963
Philip Morris International Inc. 2.375% 2022	30,000	29,571
Philip Morris International Inc. 2.50% 2022	20,000	19,789
Philip Morris International Inc. 2.625% 2022	1,140	1,142
Procter & Gamble Co. 1.75% 2019	25,000	24,929

Intermediate Bond Fund of America — Page 6 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reckitt Benckiser Group PLC 2.375% 20224	$15,025	$14,715
Reynolds American Inc. 2.30% 2018	2,645	2,651
Reynolds American Inc. 3.25% 2020	7,355	7,493
Reynolds American Inc. 4.00% 2022	960	1,003
Reynolds American Inc. 4.45% 2025	10,940	11,695
The JM Smucker Co. 2.50% 2020	400	402
Unilever Capital Corp. 1.375% 2021	15,000	14,515
Wal-Mart Stores, Inc. 5.80% 2018	740	746
Wal-Mart Stores, Inc. 1.75% 2019	25,000	24,932
WM. Wrigley Jr. Co 3.375% 20204	9,106	9,343
		338,476
Energy 1.46%
Canadian Natural Resources Ltd. 3.85% 2027	5,000	5,070
Cenovus Energy Inc. 4.25% 20274	10,000	9,910
Chevron Corp. 2.10% 2021	17,500	17,348
Chevron Corp. 2.498% 2022	15,105	15,162
Enbridge Inc. 2.90% 2022	26,794	26,670
Enbridge Inc. 4.00% 2023	5,660	5,884
Enbridge Inc. 3.50% 2024	495	502
Enbridge Inc. 4.25% 2026	980	1,023
Enbridge Inc. 3.70% 2027	1,850	1,848
Energy Transfer Partners, LP 4.00% 2027	7,250	7,145
Exxon Mobil Corp. 2.222% 2021	15,000	15,013
Halliburton Co. 3.80% 2025	7,500	7,739
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,329
Kinder Morgan, Inc. 3.05% 2019	3,785	3,819
Kinder Morgan, Inc. 3.15% 2023	35,000	34,799
Kinder Morgan, Inc. 4.30% 2025	2,825	2,917
Pemex Project Funding Master Trust 5.75% 2018	9,230	9,311
Schlumberger BV 3.625% 20224	1,750	1,806
Schlumberger BV 4.00% 20254	6,160	6,437
Shell International Finance BV 2.125% 2020	7,605	7,600
Shell International Finance BV 1.875% 2021	20,000	19,720
Statoil ASA 2.75% 2021	2,120	2,152
Total Capital Canada Ltd. 1.45% 2018	20,130	20,128
Williams Partners LP 4.30% 2024	3,750	3,935
		232,267
Industrials 1.31%
3M Co. 2.25% 2023	36,654	36,294
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20227	186	201
ERAC USA Finance Co. 2.70% 20234	25,000	24,328
General Electric Corp. 5.25% 2017	7,500	7,502
Honeywell International Inc. 1.85% 2021	12,500	12,252
Lockheed Martin Corp. 2.50% 2020	3,460	3,482
Northrop Grumman Corp., 2.55% 2022	12,795	12,718
PACCAR Inc. 1.65% 2021	5,000	4,868
Rockwell Collins, Inc. 2.80% 2022	10,000	10,048
Siemens AG 1.30% 20194	40,000	39,477
Siemens AG 2.15% 20204	2,000	1,995
Siemens AG 2.70% 20224	20,000	20,153

Intermediate Bond Fund of America — Page 7 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Union Pacific Corp. 5.70% 2018	$5,900	$6,056
United Parcel Service, Inc., 2.50% 2023	30,000	29,815
		209,189
Real estate 1.27%
American Campus Communities, Inc. 3.35% 2020	10,000	10,216
American Campus Communities, Inc. 3.75% 2023	6,580	6,774
American Campus Communities, Inc. 4.125% 2024	8,465	8,834
Boston Properties, Inc. 3.20% 2025	15,000	14,949
DDR Corp. 3.50% 2021	7,000	7,088
Developers Diversified Realty Corp. 3.90% 2024	6,375	6,358
Essex Portfolio L.P. 3.375% 2026	3,015	2,989
Kimco Realty Corp. 3.20% 2021	11,085	11,272
Kimco Realty Corp. 3.40% 2022	545	557
Kimco Realty Corp. 2.70% 2024	2,655	2,579
Kimco Realty Corp. 3.30% 2025	10,000	9,906
Kimco Realty Corp. 3.80% 2027	3,000	3,024
Public Storage 2.37% 2022	8,000	7,908
Scentre Group 2.375% 20214	20,430	20,203
Scentre Group 3.25% 20254	1,500	1,472
Scentre Group 3.50% 20254	3,000	3,010
Simon Property Group, LP 2.35% 2022	15,000	14,882
Simon Property Group, LP 2.75% 2023	15,000	14,973
WEA Finance LLC 2.70% 20194	8,885	8,928
WEA Finance LLC 3.25% 20204	16,675	16,903
WEA Finance LLC 3.75% 20244	7,790	7,912
Westfield Corp. Ltd. 3.15% 20224	21,945	22,064
		202,801
Information technology 1.12%
Apple Inc. 2.00% 2020	30,000	29,849
Apple Inc. 2.90% 2027	4,060	4,012
Apple Inc. 2.50% 2022	6,495	6,523
Harris Corp. 1.999% 2018	6,800	6,804
Microsoft Corp. 1.10% 2019	9,330	9,210
Microsoft Corp. 1.55% 2021	19,530	19,045
Microsoft Corp. 2.40% 2022	28,420	28,504
Oracle Corp. 1.90% 2021	12,500	12,317
Oracle Corp. 2.625% 2023	47,000	47,091
Visa Inc. 2.15% 2022	15,000	14,796
		178,151
Telecommunication services 0.51%
AT&T Inc. 2.80% 2021	10,215	10,265
AT&T Inc. 3.20% 2022	6,480	6,560
AT&T Inc. 2.85% 2023	20,000	19,896
AT&T Inc. 3.90% 2027	4,005	3,985
Deutsche Telekom International Finance BV 1.95% 20214	2,406	2,340
Deutsche Telekom International Finance BV 2.82% 20224	21,794	21,846
Verizon Communications Inc. 2.946% 2022	17,217	17,333
		82,225

Intermediate Bond Fund of America — Page 8 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.08%	Principal?amount (000)	Value (000)
Anglo American Capital PLC 3.625% 20244	$10,000	$9,937
Georgia-Pacific Corp. 2.539% 20194	2,500	2,513
		12,450
Total corporate bonds & notes		3,525,872
Mortgage-backed obligations 11.15% Federal agency mortgage-backed obligations 10.09%
Fannie Mae 9.093% 20267	19	22
Fannie Mae 3.00% 20277	13,595	13,887
Fannie Mae 3.00% 20327,8	211,685	215,667
Fannie Mae 3.00% 20327	92,190	94,015
Fannie Mae 3.00% 20327	48,004	48,955
Fannie Mae 3.00% 20325,7	40,000	40,785
Fannie Mae 3.00% 20337,8	110,365	112,336
Fannie Mae 3.50% 20337,8	70,000	72,269
Fannie Mae 3.50% 20347	526	548
Fannie Mae 6.50% 20347	543	610
Fannie Mae 4.00% 20367	2,628	2,775
Fannie Mae 4.00% 20367	182	193
Fannie Mae 3.50% 20377	74,692	77,350
Fannie Mae 7.00% 20377	96	107
Fannie Mae 6.50% 20397	514	586
Fannie Mae 5.50% 20407	579	638
Fannie Mae 5.50% 20407	391	432
Fannie Mae 3.50% 20467	67,816	69,785
Fannie Mae 4.50% 20467	2,385	2,538
Fannie Mae 4.00% 20477	39,522	41,336
Fannie Mae 4.00% 20477	5,793	6,059
Fannie Mae 4.00% 20477	5,698	5,959
Fannie Mae 4.50% 20477	48,221	51,298
Fannie Mae 3.50% 20487,8	6,600	6,755
Fannie Mae 4.50% 20487,8	41,400	43,989
Fannie Mae, Series 2001-4, Class GA, 9.263% 20253,7	32	35
Fannie Mae, Series 2001-4, Class NA, 9.512% 20253,7	10	11
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20297	244	288
Fannie Mae, Series 2001-20, Class D, 11.010% 20313,7	—	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20367	696	644
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 20377	1,827	1,693
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20417	92	107
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	364	425
Freddie Mac 3.50% 20337,8	37,000	38,220
Freddie Mac 4.00% 20367	76,287	80,611
Freddie Mac 4.00% 20367	4,078	4,315
Freddie Mac 4.00% 20367	1,415	1,495
Freddie Mac 3.50% 20377	39,419	40,824
Freddie Mac 3.50% 20377	27,396	28,353
Freddie Mac 3.50% 20377	12,410	12,852
Freddie Mac 4.00% 20377	11,533	12,163
Freddie Mac 6.00% 20377	686	781
Freddie Mac 6.00% 20377	125	141
Freddie Mac 5.00% 20417	373	405
Freddie Mac 4.50% 20467	1,781	1,900
Freddie Mac 4.50% 20467	767	816

Intermediate Bond Fund of America — Page 9 of 19

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.50% 20467	$474	$504
Freddie Mac 3.50% 20477	20,000	20,522
Freddie Mac 4.00% 20477,8	75,000	78,340
Freddie Mac 4.50% 20477	9,962	10,622
Freddie Mac 4.50% 20477	7,373	7,854
Freddie Mac 4.50% 20477	4,877	5,186
Freddie Mac 4.00% 20487,8	10,600	11,060
Freddie Mac Pool #760014 2.967% 20453,7	14,092	14,161
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.650% 20233,7	10	10
Freddie Mac, Series 2626, Class NG, 3.50% 20237	4	4
Freddie Mac, Series K050, Class A2, Multi Family 3.334% 20253,7	40,000	41,946
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 20267	38,200	37,488
Freddie Mac, Series K062, Class A2, Multi Family, 3.413% 20267	39,010	40,658
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 20277	10,305	10,487
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 20277	24,625	25,212
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 20277	10,260	10,489
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 20277	9,705	9,963
Freddie Mac, Series K068, Class A2, Multi Family 3.244% 20277	6,900	7,100
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20277	8,735	8,997
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 20277	10,040	10,477
Freddie Mac, Series T-041, Class 3A, 5.662% 20323,7	218	233
Freddie Mac, Series 3171, Class MO, principal only, 0% 20367	1,625	1,498
Freddie Mac, Series 3213, Class OG, principal only, 0% 20367	880	804
Freddie Mac, Series 3292, Class BO, principal only, 0% 20377	190	166
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 20497	31,580	32,119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20567	18,621	18,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20567	16,287	16,225
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20567	15,003	15,047
Government National Mortgage Assn. 4.50% 20427	19	20
Government National Mortgage Assn. 4.50% 20457	4,257	4,522
Government National Mortgage Assn. 4.50% 20457	2,117	2,252
Government National Mortgage Assn. 4.50% 20457	1,521	1,619
Government National Mortgage Assn. 4.50% 20457	473	504
Government National Mortgage Assn. 3.00% 20477	7,632	7,699
Government National Mortgage Assn. 3.00% 20477	6,959	7,021
Government National Mortgage Assn. 4.50% 20477	6,878	7,260
Government National Mortgage Assn. 4.50% 20487,8	6,850	7,211
		1,608,850
Collateralized mortgage-backed (privately originated) 1.06%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.278% 20243,7	149	150
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.528% 20243,7	7	7
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20327	144	162
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20327	141	156
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20337	222	238
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20337	471	510
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.728% 20253,7	366	366
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,7	3,483	3,497
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.096% 20193,4,7	20,240	20,246
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, (1-month USD-LIBOR + 1.17%) 2.416% 20193,4,7	40,000	40,092
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20264,5,7	2,569	2,569
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,5,7	1,420	1,422

Intermediate Bond Fund of America — Page 10 of 19

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal?amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20274,5,7	$5,044	$5,039
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20274,5,7	20,615	20,615
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20274,5,7	4,965	4,965
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,4,7	434	435
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.229% 20493,4,7	3,568	3,569
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.161% 20503,4,5,7	28,005	28,005
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20563,4,7	3,520	3,502
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,4,7	1,794	1,784
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,7	2,050	2,059
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.929% 20573,4,7	22,967	23,076
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,4,7	6,517	6,520
		168,984
Total mortgage-backed obligations		1,777,834
Bonds & notes of governments & government agencies outside the U.S. 5.35%
Bank Nederlandse Gemeenten NV 1.00% 20184	36,000	35,775
Bank Nederlandse Gemeenten NV 1.75% 20204	29,400	29,058
Bank Nederlandse Gemeenten NV 2.375% 20224	10,000	10,033
Belgium (Kingdom of) 1.125% 20194	30,900	30,496
Caisse d’Amortissement de la Dette Sociale 3.375% 20244	9,090	9,536
Council of Europe Development Bank 1.00% 2019	40,000	39,606
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,275
European Investment Bank 1.25% 2019	21,430	21,123
European Investment Bank 1.375% 2021	26,667	25,827
European Investment Bank 2.00% 2022	11,000	10,821
European Investment Bank 2.25% 2022	15,020	14,992
European Stability Mechanism 2.125% 20224	58,322	57,848
Inter-American Development Bank 1.25% 2021	40,000	38,767
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,724
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,859
International Bank for Reconstruction and Development 1.625% 2021	19,500	19,207
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.796% 20203	16,552	16,645
Japan Bank for International Cooperation 2.125% 2020	32,200	32,160
Japan Bank for International Cooperation 2.125% 2020	25,000	24,900
Japan Bank for International Cooperation 2.125% 2020	12,700	12,631
Japan Finance Organization for Municipalities 2.625% 20224	13,000	12,956
KfW 1.00% 2018	38,000	37,785
KfW 2.125% 2022	16,655	16,559
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,793
Lithuania (Republic of) 7.375% 2020	15,000	16,687
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,343
Poland (Republic of) 6.375% 2019	2,825	3,024
Poland (Republic of) 3.00% 2023	10,000	10,201
Portuguese Republic 5.125% 2024	20,750	22,172
Quebec (Province of) 2.375% 2022	18,999	18,953
Saudi Arabia (Kingdom of) 2.894% 20224	25,000	24,965
Saudi Arabia (Kingdom of) 2.875% 20234	21,645	21,373
Saudi Arabia (Kingdom of) 3.625% 20284	5,000	4,970
Spain (Kingdom of) 4.00% 20184	20,000	20,113
Spain (Kingdom of) 4.00% 2018	20,000	20,113
Sweden (Kingdom of) 1.25% 20214	40,000	38,749

Intermediate Bond Fund of America — Page 11 of 19

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Swedish Export Credit Corp. 1.75% 2020	$11,000	$10,903
United Mexican States 4.15% 2027	12,262	12,854
		852,796
Asset-backed obligations 4.85%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 20194,7	8,360	8,345
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20194,7	6,667	6,671
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,7	8,935	8,992
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,7	10,000	10,022
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,7	9,180	9,179
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20224,7	8,020	8,079
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20197	205	205
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class B, 1.82% 20207	8,850	8,853
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58% 20207	1,240	1,246
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 20217	1,000	1,007
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20253,4,7	11,925	11,948
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20204,7	4,212	4,250
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20214,7	7,243	7,253
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20253,4,7	22,330	22,435
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20263,4,7	22,580	22,654
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20207	7,813	7,811
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 20197	1,538	1,538
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20197	960	959
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20207	12,000	12,003
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76% 20194,7	635	635
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,7	5,622	5,635
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,7	2,000	2,001
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20243,4,7	6,489	6,490
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20263,4,7	9,945	9,956
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,7	826	830
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20217	9,000	8,985
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20234,7	4,945	4,947
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,7	2,252	2,257
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20204,7	10,647	10,640
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20217	9,315	9,335
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20184,7	5,153	5,159
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20197	3,358	3,358
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20197	1,643	1,642
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 20194,7	10,000	10,000
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20204,7	6,924	6,926
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 20207	7,965	7,963
Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.86% 20207	20,000	19,997
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20204,7	8,200	8,223
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20214,7	6,955	6,983
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,7	728	731
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,7	505	508
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20214,7	8,560	8,641
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,7	448	451
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20204,7	1,951	1,949
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20204,7	2,328	2,328
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20204,7	2,334	2,332
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 20204,7	12,000	12,000
Drivetime Auto Owner Trust, Series 2016-4A, Class B, 2.02% 20204,7	5,979	5,975
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20214,7	8,450	8,439

Intermediate Bond Fund of America — Page 12 of 19

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20214,7	$19,760	$19,728
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20214,7	12,150	12,156
Drivetime Auto Owner Trust, Series 2014-1A, Class D, 3.98% 20214,7	3,148	3,151
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20224,7	5,577	5,567
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20253,4,7	18,254	18,257
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,7	508	507
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,7	5,075	5,083
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 20204,7	9,348	9,370
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20204,7	4,000	4,068
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20214,7	7,799	7,796
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20197	63	63
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20233,4,7	3,016	3,022
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 20204,7	4,500	4,508
First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.26% 20204,7	1,085	1,085
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20204,7	9,630	9,647
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20204,7	6,250	6,267
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20214,7	2,600	2,596
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20214,7	13,299	13,295
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20224,7	4,800	4,800
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20294,7	9,890	9,811
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20217	10,000	9,920
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,7	16,000	15,986
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99% 20187	146	146
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20407	668	676
North End CLO Ltd., CLO, Series 2013-1A, Class A (3-month USD-LIBOR + 1.15%) 2.503% 20253,4,7	1,917	1,919
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20254,7	5,270	5,276
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A6, 5.68% 20373,7	856	800
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A3, 5.715% 20373,7	2,246	2,096
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20253,4,7	2,783	2,789
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 20197	1,033	1,033
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20197	675	676
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20197	6,594	6,605
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20194,7	22	22
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20207	902	902
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 20207	1,734	1,735
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 20207	2,764	2,766
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20207	3,533	3,536
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20207	2,288	2,290
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20207	5,149	5,162
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20207	11,350	11,382
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20207	9,628	9,657
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65% 20207	1,000	1,004
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 20217	1,775	1,777
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20217	7,000	6,987
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20217	17,030	17,085
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	1,290	1,298
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	12,706	12,782
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20217	7,000	7,060
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 20217	1,000	1,013
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20227	2,500	2,502
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	17,506	17,705
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 2.367% 20213,7	187	189
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.117% 20233,7	4,671	4,675

Intermediate Bond Fund of America — Page 13 of 19

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.267% 20233,7	$6,000	$6,036
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.467% 20233,7	5,000	5,073
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.867% 20233,7	6,141	6,294
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.349% 20253,4,7	15,111	15,121
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20253,4,7	30,000	30,022
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,7	10,000	9,947
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,7	10,000	9,993
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20197	360	360
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.309% 20263,4,7	21,805	21,857
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20204,7	22,950	22,916
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 20204,7	148	149
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20254,7	2,161	2,156
World Financial Network Credit Card Master Note Trust, Series 2013-A, Class A, 1.61% 20217	5,929	5,929
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 20227	7,300	7,281
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20207	701	700
		772,828
Federal agency bonds & notes 1.02%
Fannie Mae 1.875% 2018	25,110	25,152
Fannie Mae 1.25% 2021	15,300	14,870
Fannie Mae 2.125% 2026	24,820	24,080
Federal Home Loan Bank 1.75% 2018	89,000	89,041
Freddie Mac 0.75% 2018	10,000	9,993
		163,136
Municipals 0.23% Illinois 0.10%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20337	16,750	16,675
New Jersey 0.05%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,461
Florida 0.05%
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	7,175	7,169
Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,517
		36,822
Total bonds, notes & other debt instruments (cost: $15,656,651,000)		15,581,553
Preferred securities 0.02% Financials 0.02%	Shares
CoBank, ACB, Class E, noncumulative4	4,000	2,432
Total preferred securities (cost: $3,985,000)		2,432

Intermediate Bond Fund of America — Page 14 of 19

unaudited

Short-term securities 5.78%	Principal?amount (000)	Value (000)
Cisco Systems, Inc. 1.23% due 1/17/20184	$20,800	$20,766
Coca-Cola Co. 1.22%–1.30% due 1/9/2018–2/20/20184	122,200	121,940
Fannie Mae 1.11% due 1/9/2018	100,000	99,873
Federal Home Loan Bank 1.06%–1.19% due 12/13/2017–2/28/2018	336,800	336,314
IBM Credit Corp. 1.18% due 12/11/20174	26,600	26,591
John Deere Capital Corp. 1.26% due 1/8/20184	50,300	50,233
Microsoft Corp. 1.31% due 2/6/20184	97,500	97,265
Procter & Gamble Co. 1.22% due 1/30/20184	20,000	19,957
U.S. Treasury Bills 1.03%–1.17% due 1/2/2018–2/8/2018	149,200	148,926
Total short-term securities (cost: $921,905,000)		921,865
Total investment securities 103.52% (cost: $16,582,541,000)		16,505,850
Other assets less liabilities (3.52)%		(561,127)
Net assets 100.00%		$15,944,723

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value at 11/30/2017 (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	191	March 2018	$19,100	$23,693	$(128)
20 Year U.S. Treasury Bond Futures	Short	40	March 2018	(4,000)	(6,069)	19
30 Year Ultra U.S. Treasury Bond Futures	Short	101	March 2018	(10,100)	(16,652)	169
5 Year U.S. Treasury Note Futures	Long	37,213	April 2018	3,721,300	4,329,500	(12,224)
2 Year U.S. Treasury Note Futures	Long	1,807	April 2018	361,400	387,432	(244)
90 Day Euro Dollar Futures	Short	4,524	September 2018	(1,131,000)	(1,108,493)	1,426
90 Day Euro Dollar Futures	Short	1,050	December 2018	(262,500)	(257,053)	366
						$(10,616)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2017 (000)
3-month USD-LIBOR	1.9385%	12/1/2019	$340,000	$209	$—	$209
3-month USD-LIBOR	1.963%	12/4/2019	280,000	—	—	—
3-month USD-LIBOR	1.584%	10/25/2026	115,000	7,347	—	7,347
3-month USD-LIBOR	1.582%	10/25/2026	75,000	4,804	—	4,804
3-month USD-LIBOR	1.7667%	11/14/2026	35,000	1,733	—	1,733
3-month USD-LIBOR	2.258%	12/5/2026	75,000	726	—	726
3-month USD-LIBOR	2.4705%	12/19/2026	80,000	(613)	—	(613)
3-month USD-LIBOR	2.331%	1/26/2027	50,000	204	—	204
3-month USD-LIBOR	2.4605%	1/30/2027	75,000	(503)	—	(503)
3-month USD-LIBOR	2.3885%	2/6/2027	50,000	(29)	—	(29)
3-month USD-LIBOR	2.172%	8/16/2027	20,000	399	—	399
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	729	—	729
3-month USD-LIBOR	2.4275%	10/31/2027	68,700	(143)	—	(143)
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	124	—	124
3-month USD-LIBOR	2.482%	7/3/2037	35,000	564	—	564

Intermediate Bond Fund of America — Page 15 of 19

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2017 (000)
3-month USD-LIBOR	2.556%	11/3/2037	$38,000	$182	$—	$182
3-month USD-LIBOR	3.34%	6/27/2044	70,000	(10,259)	—	(10,259)
3-month USD-LIBOR	3.206%	7/31/2044	28,000	(3,370)	—	(3,370)
3-month USD-LIBOR	3.238%	8/8/2044	30,000	(3,798)	—	(3,798)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(807)	—	(807)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	746	—	746
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	609	—	609
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(113)	—	(113)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	292	—	292
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	121	—	121
3-month USD-LIBOR	2.033%	6/24/2046	32,500	3,928	—	3,928
3-month USD-LIBOR	2.5105%	8/4/2047	8,000	166	—	166
U.S. EFFR	2.166%	10/23/2047	20,000	393	—	393
U.S. EFFR	2.172%	11/8/2047	50,000	918	—	918
U.S. EFFR	2.145%	11/9/2047	61,400	1,491	—	1,491
U.S. EFFR	2.153%	11/10/2047	61,500	1,385	—	1,385
U.S. EFFR	2.155%	11/10/2047	34,550	763	—	763
U.S. EFFR	2.17%	11/13/2047	62,550	1,175	—	1,175
					$—	$9,373

Intermediate Bond Fund of America — Page 16 of 19

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments (000)	Unrealized depreciation at 11/30/2017 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$900,000	$(20,524)	$(18,889)	$(1,635)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $182,564,000, which represented 1.14% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,364,127,000, which represented 14.83% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $109,718,000, which represented .69% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America — Page 17 of 19

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $4,587,778,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $11,856,967,000 and $962,500,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

Intermediate Bond Fund of America — Page 18 of 19

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,452,265	$—	$8,452,265
Corporate bonds & notes	—	3,519,554	6,318	3,525,872
Mortgage-backed obligations	—	1,777,834	—	1,777,834
Bonds & notes of governments & government agencies outside the U.S.	—	852,796	—	852,796
Asset-backed obligations	—	772,828	—	772,828
Federal agency bonds & notes	—	163,136	—	163,136
Municipals	—	36,822	—	36,822
Preferred securities	—	2,432	—	2,432
Short-term securities	—	921,865	—	921,865
Total	$—	$16,499,532	$6,318	$16,505,850

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,980	$—	$—	$1,980
Unrealized appreciation on interest rate swaps	—	29,008	—	29,008
Liabilities:
Unrealized depreciation on futures contracts	(12,596)	—	—	(12,596)
Unrealized depreciation on interest rate swaps	—	(19,635)	—	(19,635)
Unrealized depreciation on credit default swaps	—	(1,635)	—	(1,635)
Total	$(10,616)	$7,738	$—	$(2,878)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-023-0118O-S60703	Intermediate Bond Fund of America — Page 19 of 19

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 26, 2018